Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events

Note 10 – Subsequent events

On October 5, 2022, we issued 110,000 shares of common stock, valued at .0122 per share, for consulting services.

On October 7, 2022, we issued 5,322,581 shares of common stock for the partial conversion of $33,000 for convertible note dated April 6, 2022.

On October 11, 2022, we issued 8,014,113 shares of common stock for the complete conversion of $49,687.50 for convertible note dated April 6, 2022.

On November 2, 2022, we issued 3,000,000 shares of common stock, valued at .0099 per share, for consulting services.

On November 2, 2022, we issued 3,777,777 shares of common stock, valued at .0099 per share, for salaries.

In accordance with ASC 855, the Company has analyzed its operations subsequent to November 17, 2022, through the date these financial statements were issued, and has determined that it does not have any other material subsequent events to disclose in these financial statements.

Note 14 – Subsequent events

On January 4, 2022, we issued 1,034,482 shares of common stock for $30,000 of accrued salaries.

On January 14, 2022,we issued 4,158,759 shares of common stock for the complete conversion of $56,975 for convertible note dated July 12. 2021.

On February, 2022, we issued 4,778,689 shares of common stock for the complete conversion of $58,300 for convertible note dated August 2, 2021.

On February 14, 2022, we issued 24,500,000 shares of common stock, valued at $0.01 per share, for an investment in the Company’s Private Placement.

On February 24, 2022, we issued 10,000,000 shares of common stock, valued at $0.01 per share, for an investment in the Company’s Private Placement.

On February 24, 2022, we issued 149,402,390 for the complete conversion of $15,000,000 for convertible note dated February 9, 2021.

In accordance with ASC 855, the Company has analyzed its operations subsequent to December 31, 2021, through the date these financial statements were issued, and has determined that it does not have any other material subsequent events to disclose in these financial statements.